Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Option, Activity
A summary of stock option activity for the six months ended June 30, 2022 was as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2021	6,864,569	$2.05	2.36
Granted	-	-
Forfeited	(136,676)	2.59
Exercised	(21,927)	0.96
Expired	(6,774)	1.20
Outstanding at June 30, 2022	6,699,192	$2.05	1.99	$13,678
Exercisable at June 30, 2022	4,064,224	$1.01	2.55	$12,521

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following table list the inputs used under the Black-Scholes model for options during the six months ended June 30, 2022 and 2021, respectively:

	Six Months Ended June 30,
	2022	2021
Weighted average fair values at the measurement date (grant date)	$23.36	$25.44
Dividend yield (%)	-	-
Expected volatility (%)	61 - 72	61 - 72
Risk-free interest rate (%)	0.5 - 1.4	0.5 - 1.2
Weighted average share price	$6.79	$3.36

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
Total employee and non-employee stock-based compensation expense for the six months ended June 30, 2022 and 2021 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Six Months Ended June 30,
	2022	2021
General and administrative expenses	$1,686	$3,042
Research and development expenses	972	1,063
Other operating expenses	1,827	1,431
Total	$4,485	$5,536